Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Current Assets [Line Items]
Prepaid expenses	$ 2,528	$ 3,230
Other	1,325	467
Total other current assets	$ 3,853	$ 3,697